Subsidiaries - Additional Information (Detail)	Mar. 31, 2015
Atlas Documentary Facilitators Company Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	59.00%
HBL Global Private Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	98.00%
HDB Financial Services Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	97.40%
HDFC Securities Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	97.90%